Borrowings - Term Loan Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Mar. 29, 2020 CAD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)	Mar. 29, 2020 USD ($)	May 10, 2019 CAD ($)	May 10, 2019 USD ($)	May 09, 2019	Mar. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Acceleration of unamortized costs on debt extinguishment	$ 7.0	$ 0.0	$ 0.0
Term loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 159.3	$ 152.4		$ 113.8	$ 151.7	$ 113.8		$ 113.8
Interest rate on borrowings (as a percent)	5.10%			5.10%
Deferred transaction costs	$ 1.4
Term loan | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)	3.50%			3.50%			4.00%